Unaudited Condensed Consolidated Statement of Comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Continuing operations:
Profit for the period	$ 106	$ 1,070
Other comprehensive income (loss):
Exchange movements arising during the period	(523)	(163)
Valuation movements on retained interest in Jackson classified as available-for-sale securities	(247)
Total items that may be reclassified subsequently to profit or loss	(770)	(163)
Total comprehensive (loss) income from continuing operations	(664)	907
Total comprehensive loss for the period from discontinued US operations		(6,574)
Total comprehensive income (loss) for the period	(664)	(5,667)
Equity holders of the Company:
From continuing operations	(656)	905
From discontinued US operations		(5,844)
Total comprehensive (loss) income, attributable to equity holders of the Company	(656)	(4,939)
Non-controlling interests:
From continuing operations	(8)	2
From discontinued US operations		(730)
Total comprehensive (loss) income, attributable to non-controlling interests	(8)	(728)
Total comprehensive income (loss) for the period	$ (664)	$ (5,667)